SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549

                                    Form N-2

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Annual Amendment for Fiscal Year Ending
July 1, 2000

                           BDI INVESTMENT CORPORATION
--------------------------------------------------------------------------------
                (Exact Name of Registrant as Specified in Charter


990 Highland Drive, Suite 100, Solana Beach, CA                    92075-2472
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                           (Zip Code)


Registrant's Telephone Number, Including Area Code             (858) 794-6300

                            Richard M. Sandler, Esq.
               Lowenstein, Sandler, Brochin, Kohl, Fisher & Boylan
                              65 Livingston Avenue
                           Roseland, New Jersey 07068
--------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                     PART I

INFORMATION REQUIRED IN PROSPECTUS OR REGISTRATION STATEMENT
------------------------------------------------------------

         BDI Investment Corporation, a New Jersey corporation which is registered as a closed end diversified management investment company under the Investment Company Act of 1940, is referred to in this Annual Amendment to its Registration Statement on Form N-2 as either the "Registrant" or the "Company". There is incorporated herein by reference, in response or partial response to the items of this Form, the Company's Registration Statement on Form N-2 filed with the Securities and Exchange Commission on January 9, 1984 (the "Registration Statement"), the Annual Amendment to its Registration Statement on Form N-2 for its fiscal year ended June 30, 1984, filed with the Securities and Exchange Commission on October 29, 1984 (the "Annual Amendment"), an Amendment Number 1 to the Annual Amendment filed with the Securities and Exchange Commission on December 5, 1984 (the "Amendment No. 1"), the Annual Financial Statement for the year ending July 1, 2000, a Restated Certificate of Incorporation, a Custodian Agreement, and the Registrant's By-laws as amended.

Item l.   Cover Page
          ----------
          Not Applicable


Item 2.   Synopsis
          --------
          Not Applicable


Item 3.   Condensed Financial Information
          -------------------------------
          Not Applicable


Item 4.   Plan of Distribution
          --------------------
          Not Applicable


Item 5.   Use of Proceeds
          ---------------
          Not Applicable


Item 6.   General Information and History
          -------------------------------

     The information furnished in the Registration Statement in response to Items 6(a), 6(b) and 6(c) and the information furnished in the Annual Amendment in response to Item 6(d) is incorporated herein by reference.

     During the last five fiscal years, there has been no public trading market for the Registrant's Common Stock. The Common Stock is not presently listed on a stock exchange. Closed-end investment companies' securities frequently trade for amounts less than net asset value.

     The per share net asset value of the Registrant at the end of each quarter during the last three fiscal years, after giving effect to the fair market value of the Registrant's securities on each date, is listed below. The Registrant does not calculate its net asset value on a daily basis, but does not believe that the variation between the per share net asset value at the end of the quarter and the per share high and low net asset value during the quarter (if such data were available), would be material.

                                    Per Share
                                 Net Asset Value
                                 ---------------

                         Fiscal Year         Fiscal Year           Fiscal Year
                            Ended               Ended                 Ended
                        June 27, 1998        July 3, 1999         July 1, 2000
                        -------------        ------------         ------------
First Quarter              $ 9.87               $10.12                $9.80
Second Quarter             $ 9.82               $ 9.99                $9.61
Third Quarter              $10.04               $10.11                $9.84
Fourth Quarter             $ 9.96               $ 9.85                $9.65

Item 7.  Investment Objectives and Policies
         ----------------------------------

     The information furnished in Amendment No. 1 in response to Item 7 is incorporated herein by reference. There has been no significant variation in the Registrant's portfolio turnover rate during the last two fiscal years.

Item 8.  Tax Status
         ----------

     The information furnished in the Annual Amendment in response to Item 8 (subject to the correction noted in the following sentence) is incorporated herein by reference. The information furnished in the Annual Amendment stated that "with respect to 75% of its portfolio, the Company may not invest more than 5% of its total assets in the securities of any one issuer". In fact, the Internal Revenue Code requires that only 50% of the Company's portfolio be diversified in this manner.

     Under the 1986 Tax Reform Act and applicable to all calendar years after 1986, a Regulated Investment Company is subject to a four percent excise tax on the excess of its required distribution for the calendar year over the amount actually distributed for the calendar year. Generally, the amount required to be distributed is 70% of the Regulated Investment Company's ordinary income, plus 90% of its capital gain net income.

Item 9.  Brokerage Allocation and Other Practices
         ----------------------------------------

     The information furnished in the Registration Statement in response to Items 9 (a)-(d) is incorporated herein by reference.

     (e)  Not Applicable

Item 10. Pending Legal Proceedings
         -------------------------

     The information furnished in the Registration Statement in response to Item 10 is incorporated herein by reference.

Item 11. Control Persons and Principal Holders of Securities
         ---------------------------------------------------

     The only persons or entities who either control the Registrant, own of record, or who are known by the Registrant to own beneficially, more than 5% of the outstanding voting securities of the Registrant is the Arsobro, L.P. The holdings of Arsobro, L.P. as of October 19, 2000, was as follows:

                          Shares of Common
Names and                 Stock Owned               Percent
Address of                Beneficially as of          of
Stockholders              October 19, 2000           Class
------------              ----------------           -----

Arsobro, L.P. (1)            1,316,957               92.64%
990 Highland Drive
Solana Beach, CA


     By virtue of the control position of Arthur Brody, he will likely be able to determine the outcome on any matter requiring the vote of shareholders including, without limiting thereby, engagement of an investment adviser, changes in the Registrant's investment objectives and policies and director elections.

     The officers and directors of the Registrant as a group own 1,318,027 shares of the Registrant's Common Stock representing 92.72% of the outstanding stock.

------------------------------------
(1) Arthur Brody generally possesses the sole power to vote and make investment decisions with respect to all of the shares beneficially owned by Arsobro, L.P.

Item 12.  Directors, Officers and Advisory Board Members
          ----------------------------------------------

     (a) The table below provides certain information regarding all executive officers and directors of the Registrant. The Registrant does not have an advisory board.

                          Position  Held           Principal Occupations During
Name and address        with the Registrant             During Past 5 Years
----------------        -------------------        ----------------------------
Arthur Brody*         Chairman,                  Chairman of the Board of
 BDI Investment       President,                 Directors and Chief Executive
  Corporation                                    Officer of the Company. Also
990 Highland Dr.                                 serves as Chairman of the
Solana Beach, CA                                 Board and Chief Executive
   92075                                         Officer of Nubro, Inc., the
                                                 general partner of Brodart Co.
                                                 of  Reading  Company  (a real
                                                 estate holding  company) from
                                                 December,   1991   to   1993;
                                                 Director since 1989.  Partner
                                                 in the  professional law firm
                                                 of Haskins,  Nugent, Newnhaum
                                                 & Kane from 1970 to 1989.

  Edward L. Kane        Director                 Independant Consultant; Adjunct
  7405 High Ave.                                 Profes    California    Western
  La Jolla, CA                                   School  of  Law;   Chair  Chief
     92037                                       Executive   Officer   of  Altis
                                                 Outpat Services,  February 1993
                                                 through January 1995. President
                                                 of   Craig    Corporation    (a
                                                 diversified   holding  company)
                                                 from 1988 to 1993. President of
                                                 Reading  Company (a real estate
                                                 holding company) from December,
                                                 1991 to  1993;  Director  since
                                                 1989.     Partner     in    the
                                                 professional    law   firm   of
                                                 Haskins,   Nugent,  Newnhaum  &
                                                 Kane from 1970 to 1989.




Michael Stolper       Director                   President, Stolper and Company,
One America Plaza,                               Inc.  (pension  consulting firm
Suite 1010 600 West                              which    is    a     registered
Broadway Street                                  investment adviser);  member of
San Diego, CA                                    board of  directors of Meridian
    92101                                        Fund   (registered   investment
                                                 company),   1983  to   present;
                                                 director  and   shareholder  of
                                                 Aster    Capital     Management
                                                 (registered          investment
                                                 adviser); and director of Janus
                                                 Capital (registered  investment
                                                 adviser); and Director of
                                                 Pasadena Capital Corp. (regist-
                                                 ered investment advisor).

Teresa Whorton        Treasurer                  Treasurer of the Company since
990 Highland Drive                               1999. Assistant Treasurer since
STE 100                                          1994.
Solana Beach CA 92075


Donald Brody          Secretary                  Chief   Financial   Officer  of
2431 Fifth St.                                   Vertical  Cubed,  a  California
Berkeley, CA 94612                               corporation.


*Directors who are interested "persons" within the definition of Section 2(a)(19) of the Investment Company Act of 1940.

                  The Registrant does not have an executive or investment Committee. Donald Brody is the son of Arthur Brody. There are no other family relationships among any of the listed above.

Item 13.   Remuneration of Directors and Others
           ------------------------------------

          The information furnished in the Annual Amendment in response to Item 13 is incorporated herein by reference.

Item 14. Custodian, Transfer Agent and Dividend-Paying Agent
         ---------------------------------------------------

                   (a)   The  Registrant's  custodian is:

                         Dean Witter  Reynolds,
                         Inc. 5 World Trade Center
                         New York, New York 10048

                   (b)   The  Registrant's  transfer  agent and
                         dividend-paying agent is:

                         Registrar and Transfer Company
                         10 Commerce Drive
                         Cranford, New Jersey 07016

Item 15.  Investment Advisory and Other Services
          --------------------------------------

          The information furnished in the Registration Statement in response to

Items  15(a),  15(b) and  15(d)  and the  information  furnished  in the  Annual

Amendment in response to Item 15(c) is incorporated herein by reference.


          During the fiscal years ended June 27, 1998, July 3, 1999, and July

1, 2000, the Company paid $27,233.29, $26,636.19 and $30,484.54 respectively, to

Brodart Co., a New York general  partnership,  to reimburse that company for its costs in furnishing clerical and accounting services to Registrant.



Item 16.  Defaults and Arrears on Senior Securities
          -----------------------------------------

                  The  information  furnished in the  Registration  Statement in response to Item 16 is incorporated herein by reference.

Item 17.  Capital Stock
          -------------

          The information furnished in the Registration Statement in response to

Item 17 is incorporated herein by reference.

          (b) The following table sets forth certain information as to the Registrant's capital stock as of August 16, 1999.


   (1)                    (2)              (3)                          (4)
                                       Amount Held By

Title of                 Amount       the Registrant or     Amount Outstanding Exclusive of
 Class                  Authorized     for its Account      Amount Shown Under (3)
--------                ----------    -----------------     ---------------------------------
Common Stock $.10      4,500,000        3,600 shares         1,421,551 shares
par value                shares

Preferred

Stock                   500,000              0                      0
no par value             shares

Item 18.  Long-Term Debt
          --------------

          The information furnished in the Registration Statement in response to

Item 18 is incorporated herein by reference.

Item 19.  Other Securities
          ----------------

          The information furnished in the Registration Statement in response to

Item 19 is incorporated herein by reference.

Item 20. Financial Statements
         --------------------

         The   Company's  financial  statements  for the year ended July 1, 2000 included in the Company's  Annual Report to  Shareholders  prepared  pursuant to

Section 30(d) of the Investment  Company Act of 1940 and Rule 30d-1  thereunder,

as filed with the Securities and Exchange Commission on or about August 31, 2000 are incorporated  herein by reference in response to this Item 20.

                            PART II OTHER INFORMATION

Item 1.  Marketing Arrangements
         ----------------------

                  Not Applicable

Item 2.  Other Expenses of Issuance and Distribution
         -------------------------------------------

                  Not Applicable

Item 3.  Indemnification
         ---------------

                  The  Registrant  no  longer  carries  directors  and  officers liability  insurance  coverage.  At the  annual  meeting  of  shareholders  held

December 1, 1987, the Shareholders of the Registrant  amended the Certificate of

Incorporation  of the  Registrant  consistent  with what were then newly enacted sections of the New Jersey  Business  Corporation  Act that permitted New Jersey corporations to include in the  Certificates of  Incorporation  provisions which would limit the  liability  of  directors  and  officers  in certain  instances.

Accordingly,  both the  Board of  Directors  and the  Shareholders  approved  an amendment to the Registrant's Certificate of Incorporation providing as follows:

                  "Tenth: So long as permitted by law, no director of the corporation shall be personally liable to the corporation or its shareholders for damages for breach of any duty owed by such person to the corporation or its shareholders; provided however, that this paragraph Tenth shall not relieve any person from liability to the extent provided by applicable law for any breach of duty based upon an act or omission (a) in breach of such person's duty of loyalty to the corporation or its shareholders, (b) not in good faith or involving a knowing violation of law or (c) resulting in receipt by such person of an improper personal benefit. No amendment to or repeal of this paragraph Tenth and no amendment, repeal or termination of effectiveness of any law authorizing this paragraph Tenth shall apply to or have any effect on the liability or alleged liability of any director for or with respect to any acts or omissions of such director occurring prior to such amendment, repeal or termination of effectiveness.

                  Eleventh: So long as permitted by law, no officer of the corporation shall be personally liable to the corporation or its shareholders for damages for breach of any duty owed by such person to the corporation or its shareholders; provided, however, that this paragraph Eleventh shall not relieve any person from liability to the extent provided by applicable law for any breach of duty based upon an act or omission (a) in breach of such person's duty of loyalty to the corporation or its shareholders, (b) not in good faith or involving a knowing violation of law or (c) resulting in receipt by such person of an improper personal benefit. No amendment to or repeal of this paragraph Eleventh and no amendment, repeal or termination of effectiveness of any law authorizing this paragraph Eleventh shall apply to or have any effect on the liability or alleged liability of any officer for or with respect to any acts or omissions of such officer occurring prior to such amendment, repeal or termination of effectiveness."

                  However,   the  amendment  is  not  intended  to  protect  any

director,  officer,  investment  advisor,  or principal  underwriter against any liability  to the  Registrant  or its  security  holders for which such a person would otherwise by subject by reason of willful  misfeasance,  bath faith, gross negligence  or reckless  disregard of the duties  involved in the conduct of his office as outlined in Sections  17(h) and (i) of the  Investment  Company Act of

1940.

                 In addition, Article 9 of Registrant's Restated Certificate of

Incorporation  is still in full  force and  effect  and the terms are  presently identical  to those  outlined  in the  information  furnish in the  Registration

Statement in response to Item 3 that is  incorporated  herein by  reference.  In addition,  the Registrant has entered into letter  agreements with each director whereby the  Registrant  agrees to indemnify the director to the fullest  extent authorized or permitted by the provisions of the New Jersey Business Corporation

Act,  by any  amendment  to  that  statute  or any  other  statutory  provisions authorizing or permitting such  indemnification  which is adopted after the date of the letter agreement.  Notwithstanding  the foregoing,  the Registrant is not obligated  pursuant to the letter  agreements to indemnify the directors for any of the following:
                  (a) On  account  of any suit in  which  judgment  is  rendered against a director for an  accounting  of profits made from the purchase or sale of securities of the Company  pursuant to the provisions of Section 16(b) of the

Securities  and Exchange Act of 1934, as amended,  or similar  provisions of any federal, state or local statutory law;

                  (b) On account of any conduct by the director which is finally adjudged to have been knowingly fraudulent,  deliberately or willfully dishonest or other willful misconduct;

                  (c) With respect to any remuneration  paid to a director which is finally adjudged to have been in violation of law; or

                  (d) If a final decision by a court having  jurisdiction in the matter determines that such indemnification is not lawful.

Item 4.   Financial Statements and Exhibits
          ---------------------------------

          (a)  Financial  Statements.  All financial  statements  required to be furnished are included in Part I of this Amendment.

         (b) Exhibits. (1) Certificate of Incorporation as amended and as now in effect

Item              Description
----              -----------

(2)               By-laws as amended and as now in effect

(3)               None

(4)               Incorporated by reference

(5)               None

(6)               None

(7)               Not Applicable

(8)               None

(9)               Incorporated by reference

(10)              None

(11)              Not Applicable

(12)              Not Applicable

(13)              Not Applicable

(14)              None

(15)              None

Item 5.  Persons Controlled by or Under Common Control
         ---------------------------------------------
         with Registrant
         ---------------

                  The  information  furnished in the  Registration  Statement in response  to Item 5 is  incorporated  herein by  reference.  In  addition to the foregoing,  by virtue of his ownership of 39.7% of the outstanding  common stock of Nubro, Inc., a Delaware  corporation,  Arthur Brody is able to control Nubro.

Nubro,  in turn,  is a  controlling  partner of Brodart  Co., a New York general partnership  ("Brodart"),  and of Brojo, L.P., a New Jersey limited partnership.

Brodart,  by  purchasing  substantially  all of the assets of the  Registrant in

1983,  has succeeded to the business  conducted by the  Registrant  prior to the time it became an investment company.


Item 6.  Number of Holders of Securities
         -------------------------------

         The information in this table is furnished as of August 14, 2000.

           Title of Class                     Number of Record Holders
           --------------                     ------------------------
                  Common shares,                       205
                  $.10 par value

                  Preferred Shares,                    -0-
                  no par value


Item 7.  Location of Accounts and Records
         --------------------------------

         The information furnished in the Registration  Statement in response to
Item 7 is incorporated herein by reference.

Item 8.  Business and Other Connections of Investment Adviser
         ----------------------------------------------------

                  Not Applicable

Item 9.  Management Services
         -------------------

                  None

Item 10. Undertakings
         ------------

                  Not Applicable

                                    SIGNATURE

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the

Registrant has duly caused this Annual Amendment to its  Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the

City of Solana Beach, and State of California, on the 23rd day of October, 2000.


                                         BDI INVESTMENT CORPORATION (Registrant)

                                         By: /s/ Arthur Brody
                                         ---------------------------------------
                                             Arthur Brody, President

                     RESTATED CERTIFICATE OF INCORPORATION
                                       OF
                           BDI INVESTMENT CORPORATION


         Pursuant to N.J.S.A. 14A:9-5, this constitutes a restated certificate of incorporation for BDI Investment Corporation, a New Jersey corporation.

         FIRST: The name of the corporation is BDI Investment corporation.

         SECOND: The location of the current registered office is 65 Livingston Avenue, Roseland, New Jersey 07068, and the agent therein and in charge thereof, upon whom process against this corporation may be served is Alan V. Lowenstein.

         THIRD: The purposes for which this corporation is formed are to carry on the business of an investment company, investing, reinvesting, acquiring, holding for investment or otherwise, buying, selling, assigning, transferring, exchanging or otherwise disposing of (i) cash and cash items; (ii) securities of different types and classes, including without in any way limiting the generality thereof, stocks, bonds, notes, debentures and certificates of interest or participation, and certificates, receipts, warrants or other instruments representing rights to receive, purchase, or subscribe for same, or evidencing or representing any other interests therein, created or issued by person, partnerships, trusts, firms, associations, corporations, combinations, organizations, governments or subdivisions thereof; (iii) real and personal property of all descriptions, and any interests therein; and (iv) to do all things necessary or incidental thereto.

         FOURTH: The total authorized capital stock of the corporation shall be 5,000,000 shares consisting of (1) 500,000 shares of Preferred Stock without nominal or par value; and (2) 4,500,000 shares of Common Stock, par value $.10 per share.

         The  voting  powers  and   designations,   preferences   and  relative,
participating, optional or other special rights, and the qualifications, restrictions, or limitations thereof are as follows:

         A. Preferred  Stock.
            -----------------
         Shares of Preferred Stock may be issued in one or more series as may be determined from time to time by the Board of Directors. Each such series shall be distinctly designated by the Board of Directors. Before any dividends shall be paid on the Common Stock, shares of Preferred Stock of any series shall be entitled to receive dividends at the rate established for such series by the Board of Directors. Before any distribution is made with respect to the Common Stock upon dissolution, liquidation, or winding up of the affairs of the corporation, shares of Preferred Stock of any series shall be entitled to receive the amount payable upon dissolution liquidation, or winding up of the affairs of the corporation specified for such series by the Board of Directors in connection with the creation of that series. Except in respect of the particulars to be fixed by the Board of Directors for each series permitted hereby, all shares of Preferred Stock shall be of equal rank and shall be identical. All shares of any one series of Preferred Stock so designated by the Board of Directors shall be alike in every particular except that, in the case of a series entitled to cumulative dividends, shares issued at different times may differ as to the dates from which dividends thereon shall be cumulative.

         The preferences and relative, participating, optional and other special rights of each series and the qualifications, limitations and restrictions thereof, if any, may differ from those of any others series at any time outstanding to the extent permitted by law and by this certificate of incorporation. The Board of Directors of the corporation is hereby expressly granted authority to fix, by resolutions duly adopted prior to the issuance of any shares of a particular series (to the extent permitted by law in effect when such resolutions are adopted), the designations, preferences and relative, participating, optional and other special rights and the qualifications, limitations and restrictions of such series, including the following: (1) the number of shares constituting such series; (2) the rate and times at which, and the terms and conditions on which, dividends on Preferred Stock of such series will be paid; (3) the right, if any, of the holders of the Preferred Stock of such series to convert the same into, or exchange the same for, shares of other classes or series of stock of the corporation and the terms and conditions of such conversion or exchange, including provision for adjustment of the conversion price or rate in such events as the Board of Directors shall determine; (4) the redemption price or prices and the time or times at which, and the terms and conditions on which, Preferred Stock of such series may be redeemed; (5) the rights of the holders of Preferred Stock of such series upon the voluntary or involuntary dissolution, liquidation or winding up of the corporation; (6) the terms or amount of any sinking fund provided for the purchase or redemption of the Preferred Stock of such series; (7) if permitted by law in effect at the time of the effective date of the resolution of the Board of Directors creating any such series, provisions making dividends payable with respect to Preferred Stock of such series cumulative, non-cumulative or partially cumulative; (8) if permitted by law in effect at the time of the effective date of the resolution of the Board of Directors creating any such series, provisions giving the Preferred Stock of such series no voting rights, multiple, limited or special voting rights and to specify those voting rights; and (9) if permitted by law in effect at the time of the effective date of the resolution of the Board of Directors creating any such series, provisions making dividends payable with respect to the Preferred Stock of such series fully participating, partially participating, or non-participating.

         If the Board of Directors is not permitted by law in effect on the effective date of a resolution creating any such series to alter the characteristics of a series as specified in paragraphs 7, 8, and 9 above, then the shares of stock of any such series shall be entitled to cumulative dividends, shall be non-participating and shall have one vote per share and, except as otherwise required by law in effect on the effective date of such resolution, shall vote as one class with the Common Stock on all matters to come before the Stockholders.

         B. Common Stock.
            -------------
         1) Dividends. Subject to the preferences and other rights of the Preferred Stock as fixed in the resolution or resolutions of the Board of Directors providing for the issue of such Preferred Stock, such dividends (payable in cash, stock or otherwise) as may be determined by the Board of Directors may be declared and paid out of funds legally available therefor upon the Common Stock from time to time.

         2) Rights Upon Liquidation, Dissolution, or Winding Up. In the event of any liquidation, dissolution, or winding up of the affairs of the corporation, after payment to the holders of Preferred Stock of the amounts to which they are entitled pursuant to the resolution or resolutions of the Board of Directors providing for the issue of such Preferred Stock, the holders of the Common Stock shall be entitled to share ratably per share in all assets then remaining subject to distribution to the stockholders.

         3) Voting Rights. At every meeting of the stockholders of the corporation, every holder of Common Stock shall be entitled to one (1) vote per share.

                  (a) any resolution, motion or corporate action which shall require the vote of the stockholders may be validly adopted, authorized or approved by the affirmative vote of a majority of the votes cast by the holders of shares entitled to vote on such resolution, motion or corporate action.

                  (b) the majority voting requirements prescribed in the New Jersey Business Corporation Act sections 14A:9-23(4)(c) (relating to charter amendments), 14A:10-3(2) (relating to merger or consolidation), 14A:10-11(1)(c) (relating to sale of assets not in the regular course of business), and 14A:12-4(4) (relating to dissolution) are expressly adopted by this corporation.

         Each share of Common Stock, par value Ten Cents ($.10) per share, which is authorized and outstanding at the close of business on the effective date of this amendment (Filed in the Office of the Secretary of State of New Jersey on December 23, 1968) shall be changed and reclassified at the close of business on such effective date into two shares of Common Stock, par value Ten Cents ($.10) per share. The capital stock shall be increased at the close of business on the effective date of this amendment by transferring an amount equal to Ten Cents ($.10) per share on the shares then outstanding from the paid-in capital account to the capital stock account of the corporation.

         FIFTH: The Board of Directors of the corporation is comprised of four members, whose names and post office addresses are as follows:

   NAME                                           POST OFFICE ADDRESS
   ----                                           -------------------

ARTHUR BRODY                                c/o BDI Investment Corporation
                                            10983 Via Frontera
                                            San Diego, California 92127

JOSEPH D. LARGEN                            c/o BDI Investment Corporation
                                            10983 Via Frontera
                                            San Diego, California 92127

EMIL P. MARTINI, JR.                        c/o Bergen Brunswig Corporation
                                            4000 Metropolitan Drive
                                            Orange, California 92668-3510

MICHAEL STOLPER                             c/o Stolper & Co.
                                            525 B Street, Suite 630
                                            San Diego, California 92101-4409

         SIXTH: The period of existence of this corporation is unlimited.

         SEVENTH: In furtherance, and not in limitation, of the general powers conferred by the laws of New Jersey and the objects set forth in Article THIRD, above:

         A.  Corporate Powers - The corporation shall have the power:

                  1. To conduct its business, and have one or more offices within or without the State of New Jersey as shall, from time to time, be necessary or convenient for the purpose of the corporation's business.

                  2. To enter into partnerships or joint undertakings.

                  3. To purchase or otherwise acquire the corporation's own capital stock; and, to the extent permitted by law, to hold the same as treasury stock.

                  4. To borrow money and give security therefor, without limitation.

         B. Powers of Board - The Board of Directors of the corporation shall have the power:

                  1. To make, alter and repeal the bylaws of the corporation, subject always to alteration or repeal by the stockholders.

                  2. To enter into contracts on behalf of the corporation with one or more persons who are employees, officers, directors, or stockholders of the corporation or with any other corporation, or any company, association, partnership, syndicate or other entity in which one or more employees, officers, directors or stockholders of the corporation shall have an interest as employees, officers, directors, stockholders, partners, members, owners, or in any other capacity whatsoever. Any director of the corporation may be counted in determining the existence of a quorum for a directors' meeting of the corporation and may vote with respect to a contract described in this paragraph, provided that he discloses the existence of his interest, if any, to the Board of Directors of the corporation before the vote on the contract.

                  3. To issue warrants and optional rights to purchase or subscribe for - or to both purchase and subscribe for - capital stock and bonds, notes, debentures, or other obligations of the corporation convertible into capital stock or bearing warrants or other evidences of optional rights to purchase or subscribe for - or to both purchase and subscribe for - capital stock, in such amounts and upon such terms and conditions as the Board of Directors shall from time to time deem to be in the best interests of the corporation.

                  4. To issue and sell authorized shares of capital stock of the corporation for such consideration as the Board of Directors may fix from time to time: provided that such consideration shall not be less than the par value of such shares.

         The corporate objects listed in Article THIRD shall also be construed as corporate powers. The enumeration of specific corporate objects, corporate powers, and powers of the corporation's Board of Directors in Article THIRD and this Article SEVENTH shall not be construed to limit any general corporate objects or powers or powers of a Board of Directors as set forth in this certificate or provided by the laws of the State of New Jersey.

         EIGHTH: No holder of capital stock of the corporation shall be entitled as of right to subscribe for, purchase, or receive any part of any new or additional shares of capital stock, whether now or hereafter authorized, or of bonds, debentures, or other evidences of indebtedness convertible into or exchangeable for capital stock: but all such new or additional shares of capital stock, or bonds, debentures, or other evidences of indebtedness convertible into or exchangeable for capital stock, may be issued and disposed of by the Board of Directors on such terms and for such consideration, so far as may be permitted by law, and to such person or persons as the Board of Directors in their absolute discretion may deem advisable.

         NINTH: Any present or future director or officer of the corporation and any present or future director or officer of any subsidiary or other corporation serving as such at the request or election of the corporation because of the corporation's interest in such other corporation and the legal representative of any such director or officer, shall be indemnified by the corporation against reasonable costs and expenses exclusive of any amount paid to the corporation in settlement, and counsel fees paid or incurred in connection with any action, suit or proceeding to which any such director or officer or his legal representative shall be made a party by reason of his being or having been such director or officer; provided (1) said action, suit or proceeding shall be prosecuted against such director or officer or against his legal representative to a final determination, and it shall not be finally adjudged in such action, suit or proceeding that he had been derelict in the performance of this duties as such director or officer; or (2) said action, suit or proceeding shall be settled or otherwise terminated as against such officer or director or his legal representative without a final determination on the merits, and it shall be determined by the Board of Directors that said director or officer had not in any substantial way been derelict in the performance of his duties as charged such action, suit or proceeding. The right of indemnification granted by this Article NINTH shall be in addition to, and not in restriction or limitation of, any other right of indemnification which may be granted by the corporation in accordance with the laws of the State of New Jersey.

         TENTH: The shareholders of the corporation shall have the right to dissent from any sale, lease, exchange or other disposition of all or substantially all of the assets of the corporation, not in the usual or regular course of business, provided such disposition is consummated not later than July 2, 1983, notwithstanding any provision of law which otherwise would deprive shareholders of their right to dissent.

         ELEVENTH: So long as permitted by law, no director of the corporation shall be personally liable to the corporation or its shareholders for damages for breach of any duty owed by such person to the corporation or its shareholders; provided, however, that this paragraph ELEVENTH shall not relieve any person from liability to the extent provided by applicable law for any breach of duty based upon an act or omission (a) in breach of such person's duty of loyalty to the corporation or its shareholders, (b) not in good faith or involving a knowing violation of law or (c) resulting in receipt by such person of an improper personal benefit. No amendment to or repeal of this paragraph ELEVENTH and no amendment, repeal or termination of effectiveness of any law authorizing this paragraph ELEVENTH shall apply to or have any effect on the liability or alleged liability of any director for or with respect to any acts or omissions of such director occurring prior to such amendment, repeal or termination of effectiveness.

         TWELFTH: So long as permitted by law, no officer of the corporation shall be personally liable to the corporation or its shareholders for damages for breach of any duty owed by such person to the corporation or its shareholders; provided, however, that this paragraph TWELFTH shall not relieve any person from liability to the extent provided by applicable law for any breach of duty based upon an act or omission (a) in breach of such person's duty of loyalty to the corporation or its shareholders, (b) not in good faith or involving a knowing violation of law or (c) resulting in receipt by such person of an improper personal benefit. No amendment to or repeal of this paragraph TWELFTH and no amendment, repeal or termination of effectiveness of any law authorizing this paragraph TWELFTH shall apply to or have any effect on the liability or alleged liability of any officer for or with respect to any acts or omissions of such officer occurring prior to such amendment, repeal or termination of effectiveness.

         IN  WITNESS  WHEREOF,   the  undersigned  has  executed  this  Restated
   Certificate of Incorporation this 16th day of September, 1988.

                                                     BDI INVESTMENT CORPORATION



                                                     BY:   /S/ ARTHUR BRODY
                                                           ----------------
                                                           Arthur Brody
                                                           Chairman of the Board

                                   CERTIFICATE

                                       OF

                           BDI INVESTMENT CORPORATION


         Pursuant to N.J.S.A. 14a:9-5(5), this is to certify, on behalf of BDI Investment Corporation, that the Restated Certificate of Incorporation of BDI Investment Corporation attached hereto was duly adopted by resolution of the Board of Directors on September 7, 1988.



Date:    9/7/88                                            /S/ ARTHUR BRODY
                                                           ----------------
                                                           Arthur Brody
                                                           CHAIRMAN OF THE BOARD

                                     BYLAWS

                                       OF

                           BDI INVESTMENT CORPORATION

                        AS AMENDED THROUGH JUNE 30, 1990

                                    ARTICLE I
                                Offices and Seal

         Section 1. Offices.  The registered  office of the corporation shall be
                    --------
65 Livingston Avenue, Roseland, New Jersey. The principal place of business of the corporation shall be at such location within or without the State of New Jersey as the Board of Directors may from time to time direct. The corporation may also have such other offices, at such other locations, within or without the State of New Jersey, as the Board of Directors may from time to time direct.

         Section 2. Seal. The seal of the corporation  shall be circular in form
                    -----
and shall have the name of the corporation and the words and numerals "Incorporated N.J. 1955" in the circumference and a design consisting of the letters "BD" in the center.

                                   ARTICLE II
                            Meetings of Shareholders

         Section 1. Annual Meeting. An annual meeting of the shareholders of the
                    ---------------
corporation shall be held on such day during the months of October, November or December of each year, and at such hour, as shall be fixed by the board of directors and designated in the notice of meeting. At such annual meeting, the shareholders shall elect a board of directors and transact such other business as may be brought before the meeting. The annual meeting of shareholders may be dispensed with, and the election of directors and such other action requiring shareholder approval accomplished, by the execution of a written consent in lieu of such meeting signed by all shareholders who would have been entitled to vote for directors upon such other action if the meeting had been held. If no annual meeting has been held on the date fixed in the manner set forth above and no written consent in lieu of such meeting has been executed by shareholders as above provided, the board of directors shall cause a meeting of shareholders to be held, or a written consent in lieu thereof to be executed, as soon after such fixed date as shall be convenient, for the purposes above set forth.

         Section 2. Special  Meetings.  Special meetings of the shareholders may
                    ------------------
be called, for any purpose or purposes, by the Chairman or the President. Special meetings shall be called by the Secretary, or, in the case of death, absence, incapacity or refusal of the Secretary, by any other officer, upon the written request of a majority of the Board of directors or upon the written request of shareholders who hold, in the aggregate, at least 25% of the shares of stock of the corporation then issued, outstanding and entitled to vote at such meeting provided that such written request by the directors or by the shareholders sets forth the purpose or purposes of the proposed special meeting. A special meeting of shareholders may be dispensed with, and any action requiring shareholder approval accomplished, by the execution of a written consent in lieu of such meeting signed by all shareholders who would have been entitled to vote upon such action if the meeting had been held.

         Section 3. Location. Annual and special meetings of the shareholders of
                    ---------
the corporation shall be held at such place in the States of New Jersey, California, Pennsylvania, or New York as the Board of Directors may from time to time designate. The Location of each meeting shall be stated in the notice of the meeting.

         Section 4. Notice of Meeting.  Written notice of the place,  date, hour
                    ------------------
and purpose or purposes of each meeting of shareholders--whether an annual or special meeting--shall be mailed or delivered to each shareholder entitled to vote at such meeting, not less than ten (10) nor more than sixty (60) days prior to the meeting. A meeting of shareholders may be held without prior written notice thereof, if all the shareholders entitled to vote at such meeting shall execute, before or at such meeting, a written waiver of notice setting forth the place, date, hour and purpose or purposes thereof.

         Section 5. Quorum. The presence in person or by proxy of the holders of
                    -------
one-third of the issued and outstanding shares of capital stock of the corporation shall be necessary and sufficient to constitute a quorum for the transaction of business at all meetings of the shareholders. If not enough shareholders shall be present at a meeting, in person or by proxy, to constitute a quorum, those shareholders who are present and who would have been entitled to vote at the meeting shall have the power to adjourn the meeting from time to time, until enough shareholders shall be present to constitute a quorum.

         Section 6.  Adjournment.  Meetings of shareholders  may be adjourned at
                     ------------
such time and place in the States of New Jersey, California, Pennsylvania, or New York as the majority of stockholders at the meeting shall determine and announce at that meeting, and no further notice of an adjourned meeting need be given. At such adjourned meeting, provided a quorum is present, in person or proxy, any business may be transacted as could have been transacted at the meeting which was adjourned.

         Section  7.  Voting.  At all  meetings  of  shareholders,  each  person
                      -------
entitled to vote, and present at the meeting in person or by proxy, shall have one vote for each full share of capital stock of the corporation eligible to vote and standing in his name on the books of the corporation. Persons receiving the greatest number of votes shall be elected directors. All matters other than election of directors shall be determined by the vote of the holders of a majority of the shares present in person or by proxy at such meeting.

         Section 8. Proxies.  Any  shareholder of record entitled to vote may be
                    --------
represented at any regular or special meeting of the shareholders by a duly appointed proxy. All proxies shall be written and properly signed, but shall require no other attestation, and shall be filed with the secretary of the meeting before being voted. No proxy shall be voted more than one year after its date. The attendance at any meeting of the shareholder who may have previously given a proxy shall not have the effect of revoking the proxy unless the shareholder attending the meeting shall, in writing, so notify the secretary of the meeting at any time prior to the voting of the proxy. A proxy with respect to stock held in the name of two or more persons shall be valid if executed by or on behalf of one of them, unless at or prior to exercise of the proxy the corporation receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.

         Section 9. Inspectors of Election.  At each meeting of the shareholders
                    -----------------------
at which an election of a director is to be held, or a vote is to be taken, the presiding officer shall appoint two (2) or more inspectors of election, none of whom shall be a candidate for the office of director. The inspectors of election shall, before entering upon their duties, take and subscribe an oath faithfully to hold and conduct the election of directors and all other votes of shareholders. They shall then take the votes of the shareholders and make a report thereof to the presiding officer. Voting for the election of directors or on any other matter need not be by ballot.

         Section 10. List of Shareholders. The Secretary or other officer of the
                     ---------------------
corporation who shall have charge of its transfer books and the stock books, shall prepare, at least ten (10) days before each meeting, a complete list of the shareholders of record entitled to vote thereat, arranged in alphabetical order, with the post office address of each shareholder and the number of shares held. Such list, and the transfer books and stock books of the corporation, shall be open to the examination of any shareholder at all times during the usual hours for business at the principal office of the corporation during said ten-day period, and shall be produced at the time and place of the meeting and shall remain there during the meeting.

                                   ARTICLE III
                                   Directors

         Section 1. Number and Election.  The property,  affairs and business of
                    --------------------
the corporation shall be managed by it board of directors, which shall consist of not less than three nor more than eleven members. The board of directors from time to time shall fix the number of directors within the limits set forth above. The board of directors shall be elected by the shareholders of the corporation each year at the regular annual meeting of shareholders and shall hold office until the next succeeding annual meeting of the shareholders and thereafter until their successors are elected and qualified.

         Section 2.  Qualifications.  Each director shall be at least twenty-one
                     ---------------
years of age. Directors need not be United States citizens or residents of the State of New Jersey.

         Section 3.  Resignation  and  Removal.  Any  director may resign at any
                     --------------------------
time. Any director may be removed for cause by a majority vote of the directors then in office.

         Section 4.  Vacancies.  Any vacancy in the board of directors  existing
                     ----------
for any reason whatsoever, including a vacancy caused by an increase in the number of directors, may be filled by the affirmative vote of a majority of the remaining directors then in office, even though their number may not be sufficient to constitute a quorum. A director so elected to fill a vacancy shall hold office until the next succeeding annual or special meeting of the shareholders and thereafter until the successor is elected and qualified.

         If a director shall resign from the board effective at a future date a majority of the directors then in office, including the director who has so resigned, may, by the affirmative vote of a majority (even though their number may not be sufficient to constitute a quorum) fill such vacancy the vote thereon to take effect when such resignation shall become effective. A director so elected to fill a vacancy shall hold office from the effective date of his predecessor's resignation until the next succeeding annual or special meeting of the shareholders and thereafter until his successor is elected and qualified.

         A vacancy or vacancies in the board of directors shall be deemed to exist in the case of the death, resignation, or removal of any director, or if the authorized number of directors shall be increased. No reduction of the authorized number of directors shall have the effect of removing any director prior to the expiration of his term of office.

         The shareholders may elect a director or directors at any time to fill any vacancy or vacancies not filled by the directors. A director so elected shall hold office from the date of his election to the next succeeding annual meeting of shareholders and thereafter until his successor is elected and qualified.

                                   ARTICLE IV
                              Meetings of the Board

         Section 1. Place.  The board of directors of the  corporation  may hold
                    ------
meetings, both regular and special, either within or without the State of New Jersey, at such time or times and place or places as shall be determined by the board of directors.

         Section 2. Regular Meeting.  Regular meetings of the board of directors
                    ----------------
shall be held without notice at such times and places as the board of directors shall from time to time prescribe by resolution; provided, however, that a regular meeting of the board of directors shall be held without notice immediately following the adjournment of each annual meeting of shareholders at such place as the board of directors shall prescribe by resolution.

         Section 3. Special Meeting.  Special meetings of the board of directors
                    ----------------
may be called by the Chairman or the President at his own behest and shall be called by the President upon receipt of a written request for such a meeting signed by any two directors. Such special meeting shall be held on at least two days' notice to each director if such notice is given personally or by telegram, or by at least four days' notice to each director if such notice is given by mail. Any such notice shall state the time and place at which, and the purpose or purposes for which, such meeting is to be held. The board of directors may meet to transact any business at any time and place without notice, provided, however, that every member of the board shall be present, or that any member or members not present shall waive notice of such meeting in writing before or at such meeting.

         Section 4. Quorum. At any meeting of the board of directors, a majority
                    -------
of the board shall be necessary and sufficient to constitute a quorum for the transaction of business, but if a quorum should not be present, a lesser number may adjourn the meeting to some future date not more than thirty days later, and the Chairman, the President or Secretary of the corporation shall give written notice of the time and place of such adjourned meeting.

         Section 5.  Voting.  All  questions  coming  before the board  shall be
                     -------
determined and decided by a majority vote without regard to class. Each director shall be entitled to one vote at all meetings of the board.

         Section 6. Action Without Meeting. The board may act without a meeting
                    -----------------------
if, prior or subsequent to such action, each member of the board shall consent in writing to such action. Such written consent or consents shall be filed in the minute book of the corporation.

         Section 7. Establishment of Committees. At any meeting of the board of
                    ----------------------------
directors, an executive committee or such other committees as the board may deem necessary, consisting of one or more directors, may be appointed by the board, and such committees shall possess and exercise such powers and authority as the directors shall specify in the resolution appointing them. The board shall have the power, with respect to established committees, to

         (a)   fill any vacancy in any such committee;

         (b) appoint one or more directors to serve as alternate members of any such committee to act in the absence or disability of members of any such committee with all the powers of such absent or disability of members of any such committee with all the powers of such absent or disabled members;

         (c)   any such committee at its pleasure, and

         (d) remove any director from membership on such committee at any time, with or without cause.

         Section 8. Presiding Officer and Secretary of Committees. The chairman
                    ----------------------------------------------
of the board shall be the chairman of each committee on which he serves, and at his option he may appoint another member of the committee to act as chairman. Each other committee on which the chairman of the board does not serve shall choose one of its members to act as chairman. Each committee shall from time to time designate a secretary of the committee, who shall either be a member of the committee or the secretary or an assistant secretary of the corporation, to keep a record of its proceedings.

         Section 9. Meetings of Committees. Each committee  shall adopt its own
                    -----------------------
rules of procedure and shall meet at such stated times as it may by resolution, appoint, and whenever called together by the chairman of the board or president. If the committee establishes regular meeting dates, it shall not be necessary to give notice of any such regular meeting. Notice of every special meeting shall be given in the manner and within the time periods specified in Section 3 of this Article IV with respect to notices of special meetings of the board of directors. Notice of any special meeting may be waived in writing by all of the absent members of the committee either before or after the meeting.

         Section 10. Quorum for Committee  Meeting.  A quorum at any meeting of
                     ------------------------------
any committee shall be not less than one-half (1/2) of the entire committee. Every act or decision done or made by a majority of the directors present at a committee meeting duly held at which a quorum is present shall be regarded as the act of the committee.

         Section 11. Action  Without Committee  Meeting.  Any committee may act
                     -----------------------------------
without a meeting if, prior or subsequent to such action, each member of the committee shall consent in writing to such action. Such written consent or consents shall be filed in the minute book of the corporation.

         Section 12. Reports  of  Committee  Actions.  Actions   taken  by  any
                     --------------------------------
committee, whether at a committee meeting or by written consent, shall be reported to the board at the next board meeting following such action.

                                    ARTICLE V
                                     Notices

         Section 1.  Form and  Delivery. Notices to directors  and  shareholders
                     -------------------
shall be in writing and may be delivered personally or by mail or telegram. Notice by mail shall be deemed to be given at the time when deposited in the post office or a letter box, in a post-paid, sealed wrapper and addressed to the director or shareholder at his address appearing on the records of the corporation. Notices given personally or by telegram shall be deemed to be given when delivered to the address of the director or shareholder appearing on the records of the corporation.

         Section  2. Waiver.  Whenever  a notice is  required  to be given by a
                     -------
statute, the certificate of incorporation or these by-laws, a waiver thereof in writing, signed by the person or persons entitled to such notice, whether before or at the time stated therein, shall be deemed equivalent to such notice. In addition, any shareholder attending a meeting of shareholders in person or by proxy, without protesting prior to the meeting or at its commencement the lack of notice thereof to him, and any director attending a meeting of the board of directors or any committee of the board without protesting prior to the meeting or at its commencement such lack of notice shall be conclusively deemed to have waived notice of such meeting.

                                   ARTICLE VI
                                    Officers

         Section 1.  Designation.  The officers of the corporation  shall be the
                     ------------
Chairman, the President, one or more vice presidents, a secretary, a treasurer, and such assistant secretaries and assistant treasurers, and such additional officers as the board of directors may from time to time deem advisable.

         Section 2.  Term of Office. The officers shall be elected by a majority
                     ---------------
vote of the whole board of directors, annually, at the first regular meeting after the annual meeting of the shareholders, and they shall hold office until their respective successors are elected and shall have qualified.

         Section 3.  Chairman, Vice Chairman and President.
                     --------------------------------------
         A. Chairman of the Board.  The Chairman of the Board shall be the chief
            ----------------------
executive officer of the corporation. He shall preside at all meetings of the shareholders and at all meetings of the directors. He shall, subject only to the direction and control of the board of directors, have general charge of, supervision over and responsibility for the business and affairs of the corporation. He shall generally possess such powers and perform such duties as usually pertain to his office or to the office of the president.

         B. Vice  Chairman  of the Board.  The Vice  Chairman of the Board shall
            -----------------------------
preside at meetings of the shareholders and at meetings of the directors in the event of the absence or inability to act of the Chairman of the Board, and shall perform such duties and possess such powers as shall be delegated to him by the Chairman of the Board.

         C. President. The President shall be the chief operating officer of the
            ----------
corporation. He shall perform such duties as the chairman of the board shall direct and shall generally possess such powers and perform such duties as usually are incident to the office of the President, including power to supervise the business and activities of the corporation and to instruct, direct and control its other officers, agents and employees.

         Section 4. Vice Presidents. The corporation shall have one or more vice
                    ----------------
presidents as shall be determined from time to time by the board of directors. The board of directors may designate one of the vice presidents as executive vice president. The vice presidents, in the order of their seniority, shall have and exercise all the powers and duties of the President in case of his absence or inability to act and shall perform such duties and possess such powers as shall be assigned to them by the board of directors or by the President with the approval of the board of directors. The board of directors shall also determine the order in which the vice presidents shall assume the authority of the President in his absence. Unless otherwise ordered by the board of directors, any vice president may sign contracts or other instruments authorized either generally or specifically by the board of directors.

         Section 5. Secretary. The secretary shall cause notices of all meetings
                    ----------
to be served as prescribed in these by-laws, shall keep the minutes of all meetings of the shareholders, board of directors, and all committees of the board of directors or shareholders, and shall have charge of the seal of the corporation, the corporate records and the transfer and registration of the capital stock of the corporation. He shall attest the execution of contracts and other instruments signed in the name of the corporation authorized and proper in the conduct of its business, and may affix the corporate seal thereto. He shall perform such other duties and possess such other powers as are incident to this office or as are assigned to him by the President or the board of directors. If required by law, he shall be sworn to the faithful discharge of his duties.

         Section 6. Treasurer. The treasurer shall have the custody of the funds
                    ----------
and securities of the corporation and shall keep or cause to be kept regular books of account for the corporation. He shall account to the President or the board of directors, whenever they may require, concerning all his transactions as treasurer and concerning the financial condition of the corporation. The treasurer shall perform such other duties and possess such other powers as are incident to his office or as shall be assigned to him by the President or the board of directors. The treasurer shall not be required to give bond for the faithful discharge of his duties.

         Section 7. Assistant  Secretaries.  Assistant secretaries shall perform
                    -----------------------
all of the duties and responsibilities of the secretary on such occasions on which the secretary shall be unavailable to perform the duties of the office, and shall perform all other duties and exercise all other powers as shall be assigned to them by the board of directors or by the President with the approval of the board of directors.

         Section 8. Assistant Treasurers. Assistant treasurers shall perform all
                    ---------------------
of the duties and responsibilities of the treasurer on such occasions on which the treasurer shall be unavailable to perform the duties of the office, and shall perform all other duties and exercise all other powers as shall be assigned to them by the board of directors or by the President with the approval of the board of directors.

         Section 9.  Removal  or  Suspension.  Any  officer  may be  removed or
                     ------------------------
suspended, with or without cause, by the vote of a majority of the whole board of directors.

         Section 10.  Vacancies.  A vacancy for any reason in any office may be
                      ----------
filled by the vote of a majority of the whole board of directors.

         Section 11.  Dual Office. One person may hold two or more offices in
                      ------------
the corporation, except that the same person shall not be both President and Secretary of the corporation.

                                   ARTICLE VII
                               Share Certificates

         Section  1. Form and  Signature.  The  certificates  for  shares of the
                     --------------------
capital stock of the corporation shall be in such form as shall be determined by the board of directors and shall be numbered consecutively and entered in the books of the corporation as they are issued. Each certificate shall exhibit the registered holder's name and the number of shares, and shall be signed by the Chairman, the President or a Vice President and the Treasurer or an Assistant Treasurer or the Secretary or an Assistant Secretary, and shall bear the seal of the corporation or a facsimile thereof. Where any such certificate is countersigned by a transfer agent, or registered by a registrar, the signature of any corporate officer may be a facsimile signature. In case any officer who signed, or whose facsimile signature or signatures were placed on, any such certificate shall have ceased to be such officer before such certificate is delivered by the corporation, it may nevertheless be issued and delivered by the corporation with the same effect as if such person had not ceased to be such officer of the corporation.

         Section 2.  Description   of  Rights  and   Preferences.   All  share
                     --------------------------------------------
certificates issued by the corporation shall contain on the face or back - or shall state that the corporation will furnish to any shareholder upon request and without charge - a full statement of the rights and preferences of the shares to which the certificate relates.

         Section 3.  Lost  Certificates. The board of directors may direct a new
                     -------------------
share certificate or certificates to be issued in place of any certificate or certificates previously issued by the corporation and alleged to have been lost or destroyed, upon the making of an affidavit of that fact by the person claiming the certificate to be lost or destroyed. When authorizing such issue of a new certificate or certificates, the board of directors may, in its discretion and as a condition precedent to the issuance thereof, require the owner of such lost or destroyed certificate or certificates, or his legal representative, to give the corporation a bond in such sum as it may direct as indemnity against any claim that may be made against the corporation with respect to the certificate alleged to have been lost or destroyed.

         Section 4. Registration of Transfer. The stock of the corporation shall
                    -------------------------
be assignable and transferable on the books of the corporation only by the person in whose name it appears on said books or his legal representatives. Upon surrender to the corporation or any transfer agent of the corporation of a certificate for shares duly endorsed or accompanied by proper evidence of succession, assignment or authority to transfer, it shall be the duty of the corporation or such transfer agent to issue a new certificate to the person entitled thereto, to cancel the old certificate and record the transaction upon its books. Except as provided herein or by the laws of the State of New Jersey, the corporation shall be entitled to recognize the exclusive right of a person registered on its books as the owner of shares to receive dividends and to vote as such owner and the corporation shall be entitled to hold liable to assessment a person registered on its books as owner of shares and shall not be bound to recognize any equitable or other claim to or interest in such share or shares on the part of any other person whether or not it received express or other notice thereof.

         Section 5.  Record  Date for  Dividends  or Rights.  For the purpose of
                     ---------------------------------------
determining the shareholders entitled to receive payment of any dividend or the allotment of any rights, or for the purpose of any other action affecting the interests of shareholders, the board of directors may fix, in advance, a record date. Such date shall be not more than sixty nor less than ten days before the date of any such meeting or more than sixty days prior to any other action. In each such case, except as otherwise provided by law, only such persons as shall be shareholders of record on the dates so fixed shall be entitled to receive payment of any dividend or the allotment of rights, or otherwise to be recognized as shareholders for the related purpose, notwithstanding any registration of transfer of shares on the books of the corporation after any such record date so fixed.

                                  ARTICLE VIII
                               General Provisions

         Section  1. Instruments  under  Seal.  All  deeds,  bonds,  mortgages,
                     -------------------------
contracts, and other instruments requiring a seal may be signed in the name of the corporation by the chairman or president or by any other officer authorized to sign such instrument by the chairman or the president.

         Section 2.  Checks.  All checks or demands for money and notes or other
                     -------
instruments evidencing indebtedness or obligations of the corporation shall be signed by any one or more officers or employees whom the chairman of the board or president may from time to time designate, subject to the direction of the board of directors.

         Section 3. Fiscal Year. The fiscal year of the corporation shall end on
                    ------------
the Saturday in June or July which is nearest to the last day in June, and the fiscal year shall begin on the day immediately following the end of the preceding fiscal year.

         Section  4. Employee  Benefit  Plans.  The board of  directors  of the
                     -------------------------
corporation shall have the power to adopt, and from time to time to alter, amend or repeal, plans for

         a. The issue or the purchase and sale of its capital stock to any or all of its employees and those actively engaged in the conduct of the business of the corporation or to trustees on their behalf, and the payment for such stock in installments or at one time, with or without the right to vote thereon pending payment therefor in full, and for aiding any such employees and other persons in paying for such stock by contributions, compensation for services or otherwise.

         b. The participation by all or any of its employees and those actively engaged in the conduct of the business in the profits of the corporation enterprise or any branch or division thereof. Such participation may be based upon length or nature of service, amount of compensation paid or shares owned, or upon such other basis as the board of directors may select for the purpose. Benefits under such plans may be paid in cash or by delivery of shares of the corporation's capital stock - whether treasury shares, or authorized but unissued shares, or shares purchased by the corporation for the purpose of funding the plan - or in such other manner as the board of directors may select for the purpose.

         c. The furnishing to its employees, wholly or in part at the expense of the corporation, of medical services, insurance against accident, sickness or death, pensions during old age, disability, or unemployment, education, housing, social services, recreation or other similar aids for their relief or general welfare.

         Section 5.  Amendments.  The board of directors shall have the power to
                     -----------
alter, amend, repeal or supplement these by-laws at any regular meeting or at any special meeting of the board called for that purpose. These by-laws, including any such changes adopted by the board of directors, may also be altered, amended, repealed or supplemented by vote of the holders of a majority of the shares of capital stock of the corporation present in person or by proxy at any annual or special meeting of the shareholders. By-laws altered, amended, repealed, or supplemented by the board of directors. If any by-law regulating an impending election of directors should be adopted, amended or repealed by the board, there shall be set forth in the notice of a meeting of shareholders for such election of directors the by-laws so adopted, amended or repealed together with a concise statement of the changes made.

         Section 6.  Director  Loans.  The  corporation  may lend  money to, or
                     ----------------
guarantee any obligation of, or otherwise assist any director who is an officer of the corporation or of any subsidiary, whenever, in the judgment of the board of directors, such loan, guarantee or assistance may reasonably be expected to benefit the corporation, provided that neither Arthur Brody nor his spouse or children, nor George Bonsall, shall be eligible for such loans, guarantees or other assistance. Any such loan, guarantee or other assistance may be made only when authorized by a majority of the entire board of directors and may be made with or without interest and whether unsecured or secured in such manner as the board shall approve, including, without limitation, by a pledge of shares of the corporation, and may be made upon such other terms and conditions as the board may determine. A director who is also an officer of the corporation shall be disqualified from voting on any loan, guarantee or other assistance proposed to be made to him or her pursuant to this section. The statutory power of the board of directors to make such loans and guarantees and to provide other assistance to employees of the corporation other than directors shall not in any way be limited to this section.

                           BDI INVESTMENT CORPORATION

                              FINANCIAL STATEMENTS
                         For the Year Ended July 1, 2000
                         (with auditor's report thereon)

                           BDI INVESTMENT CORPORATION

                                TABLE OF CONTENTS

                         For The Year Ended July 1, 2000



--------------------------------------------------------------------------------

        REPORT OF INDEPENDENT AUDITORS                          1
--------------------------------------------------------------------------------

        FINANCIAL STATEMENTS

          Statement of Assets and Liabilities                   2
          Schedule of Portfolio Investments                  3-11
          Statement of Operations                              12
          Statements of Changes in Net Assets                  13
          Notes to Financial Statements                     14-18
          Financial Highlights                                 19
          Corporate Data                                       20

--------------------------------------------------------------------------------

            [LETTERHEAD OF LAVINE, LOFGREN, MORRIS & ENGELBERG, LLP]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
BDI Investment Corporation
Solana Beach, California

We have audited the accompanying statement of assets and liabilities of BDI Investment Corporation including the schedule of portfolio investments as of July 1, 2000, the related statement of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of BDI Investment Corporation for each of the three years in the period ended, ended June 28, 1997 were audited by other auditors whose report dated July 28, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 1, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BDI Investment Corporation as of July 1, 2000, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.


/s/ Lavine, Lofgren, Morris & Engelberg, LLP

July 27, 2000

                           BDI INVESTMENT CORPORATION

                      STATEMENT OF ASSETS AND LIABILITIES

                                  July 1, 2000
--------------------------------------------------------------------------------


                             ASSETS AND LIABILITIES

Assets:
  Investments at market value (amortized cost: $13,126,000)         $ 13,405,000
  Cash and cash equivalents                                              637,000
  Interest receivable                                                    167,000
--------------------------------------------------------------------------------

       Total assets                                                   14,209,000
--------------------------------------------------------------------------------

Liabilities:
  Payable to affiliate                                                    16,000
  Accrued expenses                                                         8,000
  Dividend payable                                                       457,000
--------------------------------------------------------------------------------

       Total liabilities                                                 481,000
--------------------------------------------------------------------------------


                             NET ASSETS

Net assets                                                          $ 13,728,000
--------------------------------------------------------------------------------

Net asset value per share (based on 1,421,551 shares outstanding)   $       9.65
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                        SCHEDULE OF PORTFOLIO INVESTMENT

                                  July 1, 2000
--------------------------------------------------------------------------------


                                                                      Value at
            Issuer and Title of Issue             Par Value           Year End
--------------------------------------------------------------------------------

           California Tax Exempt Bonds
--------------------------------------------------------------------------------

Alhambra, California; City Elementary            $ 200,000           $ 203,000
5.25%; September 1, 2012

Anaheim, California; Water Revenue;                100,000             104,000
6.000%; July 1, 2003

Associated Bay Area Government;                    255,000             255,000
Certificate of Participation;
6.100%; October 1, 2000

Bakersfield, California; Public Financing          200,000             204,000
Authority Revenue; Series A; 5.800%;
September 15, 2006

Banning, California; Community                     100,000             107,000
Redevelopment Agency; 7.000%;
March 1, 2020

Berkeley California Unified School                  40,000              38,000
District; Refunding Unlimited Tax;
5.000%; August 1, 2017

California Educational Facilities Authority        135,000             142,000
Revenue Refunding, Harvey Mudd
College; 6.050%; December 1, 2008

California Health Facilities Financing             100,000             103,000
Authority Revenue, AIDS
Healthcare Foundation; 5.900%;
September 1, 2002





    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                        SCHEDULE OF PORTFOLIO INVESTMENT

                                  July 1, 2000
--------------------------------------------------------------------------------


                                                                      Value at
                Issuer and Title of Issue           Par Value         Year End
--------------------------------------------------------------------------------

         California Tax Exempt Bonds, continued
--------------------------------------------------------------------------------

California Health Facilities Financing              $ 200,000        $ 207,000
Authority Revenue, AIDS
Healthcare Foundation; 6.000%;
September 1, 2003

California Health Facilities Financing                 25,000           25,000
Authority Revenue,  Henry
Mayo Newhall; 7.700%; October 1, 2003

California Health Facilities Financing                100,000           98,000
Authority Revenue, Stanford Healthcare;
5.000%; November 15, 2013

California Housing Finance Agency                     165,000          162,000
Revenue, Home Mortgage; Series F;
5.200%; February 1, 2013

California Housing Finance Agency                      25,000           26,000
Revenue, Home Mortgage; Series C;
6.250%; February 1, 2006

California; State Public Works Board;                 125,000          126,000
Lease; California State University;
5.000%; October 1, 2010

California; State Public Works Board;                 100,000           92,000
Lease; Department of Forestry and Fire;
4.700%; October 1, 2014




   The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                        SCHEDULE OF PORTFOLIO INVESTMENT

                                  July 1, 2000
--------------------------------------------------------------------------------


                                                                     Value at
                Issuer and Title of Issue           Par Value        Year End
--------------------------------------------------------------------------------

         California Tax Exempt Bonds, continued
--------------------------------------------------------------------------------

California; State Public Works Board;               $ 150,000       $ 156,000
Lease; Long Beach and
San Luis Obispo Series B; 5.600%;
April 1, 2006

California; State Public Works Board;                 100,000         105,000
Series 1991 A; Lease Revenue Bonds,
Department of Correction; 6.400%;
September 1, 2008

California; Statewide Community                       425,000         429,000
Development Certificate of Participation,
San Gabriel Valley; 5.375%;
September 1, 2007

Carlsbad, California; Improvement Board;               75,000          74,000
Act 1915; District 97-1; 5.450%;
September 2, 2010

Carlsbad, California; Improvement Board;               80,000          79,000
Act 1915; District 97-1; 5.350%;
September 2, 2009

Contra Costa County, California;                      100,000         109,000
CTFS PTRN; 6.200%; August 1, 2008

Contra Costa County, California;                      165,000         177,000
CTFS PTRN; Merrithew Memorial
Hospital Replacement Project;
6.400%; November 1, 2005




    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                        SCHEDULE OF PORTFOLIO INVESTMENT

                                  July 1, 2000
--------------------------------------------------------------------------------


                                                                      Value at
                Issuer and Title of Issue              Par Value      Year End
--------------------------------------------------------------------------------

         California Tax Exempt Bonds, continued
--------------------------------------------------------------------------------

Corona, California; Single Family                      $ 30,000       $ 31,000
Mortgage Revenue Service; 5.500%;
November 1, 2010

Duarte, California; Redevelopment                       100,000        102,000
Agency; Tax Allocation; 5.950%;
September 1, 2004

East Municipal Water & Sewer                            250,000        256,000
District of California; 5.375%;
July 1, 2013

El Monte, California; Water Authority;                  240,000        242,000
5.2%; September 1, 2012

Emeryville, California; Public Financing                340,000        354,000
Authority; Revenue Bond;
5.700%; September 1, 2007

Escondido, California; Multi-Family                      75,000         76,000
Housing Revenue; FNMA; 5.250%;
January 1, 2005

Escondido, California; Multi-Family                      75,000         76,000
Housing Revenue; 5.400%; FNMA;
July 1, 2007

Inyo County, California; CTFS PARTN;                    175,000        168,000
County Jail; 5.000%; February 1, 2011

Loomis, California; Unified School                      200,000        204,000
District; CTFS PARTN; 6.375%;
March 1, 2009


    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                        SCHEDULE OF PORTFOLIO INVESTMENT

                                  July 1, 2000
--------------------------------------------------------------------------------

                                                                      Value at
                Issuer and Title of Issue           Par Value         Year End
--------------------------------------------------------------------------------

         California Tax Exempt Bonds, continued
--------------------------------------------------------------------------------

Los Angeles County, California;                      $ 50,000         $ 51,000
Multi-Family Housing Revenue;
FHA; 7.300%; July 20, 2011

Lynwood, California; Public Financing                 250,000          254,000
Authority; Lease Revenue; 6.000%;
September 1, 2012

Metro Water District R.G.O.;                          225,000          217,000
5.250%; March 1, 2022

Metro Water District; Waterworks                      500,000          510,000
Revenue; 5.400%; July 1, 2010

Metro Water District; Waterworks                       50,000           49,000
Revenue; 5.500%; July 1, 2019

Metro Water District; Waterworks                      600,000          612,000
Revenue; 5.500%; July 1, 2013

Metro Water District; Waterworks                      350,000          324,000
Revenue; 5.000%; July 1, 2020

Mid-Peninsula Regional Open                           150,000          163,000
Space District; 6.950%;
September 1, 2008

Montclair, California; Redevelopment                   20,000           23,000
Agency; Residential Mortgage Revenue;
7.750%; October 1, 2011

Montebello, California; Community                     100,000          100,000
Redevelopment Agency; 5.150%;
September 1, 2012


    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                        SCHEDULE OF PORTFOLIO INVESTMENT

                                  July 1, 2000
--------------------------------------------------------------------------------



                                                                       Value at
                Issuer and Title of Issue             Par Value        Year End
--------------------------------------------------------------------------------

         California Tax Exempt Bonds, continued
--------------------------------------------------------------------------------

Palmdale, California; Single                          $ 45,000         $ 48,000
Family Mortgage Revenue;
7.000%; September 1, 2011

Placer County, California Water Agency;                600,000          612,000
Revenue; Certificate of Participation;
5.500%; July 1, 2010

Pleasanton, California; CTFS Partnership;              145,000          151,000
 6.700%; October 1, 2006

Pomona, California; CTFS Partnership;                  120,000          119,000
5.600%; August 1, 2011

Redding, California; School District;                   40,000           38,000
5.000%; March 1, 2019

Riverside County, California; Asset                    235,000          240,000
Leasehold Revenue Hospital;
6.000%; June 1, 2004

Riverside City, California;                            600,000          588,000
Electric Revenue; 5.000%;
October 1, 2013

Rossmoor Community Services                            105,000          105,000
District Improvement Board; 5.800%;
September 2, 2005

Sacramento, California; New Public                      50,000           51,000
Housing Authority; 6.000%;
December 1, 2007

San Diego, California; Burnham Inst.;                  100,000          100,000
5.5%; September 1, 2006


 The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                        SCHEDULE OF PORTFOLIO INVESTMENT

                                  July 1, 2000
--------------------------------------------------------------------------------


                                                                      Value at
                Issuer and Title of Issue            Par Value        Year End
--------------------------------------------------------------------------------

         California Tax Exempt Bonds, continued
--------------------------------------------------------------------------------

San Francisco, California; Port                      $ 100,000       $ 104,000
Commission; Revenue; 5.500%;
July 1, 2004

San Francisco, California; New Public                   50,000          50,000
Housing Authority; 5.125%; August 1, 2010

San Joaquin, California; Certificate                   200,000         209,000
of Participation; General Hospital
Project; 5.900%; September 1, 2003

San Luis Obispo, California;                           100,000         101,000
Water Treatment Plant;
5.375%; June 1, 2008

San Luis Obispo, California;                           105,000         106,000
Water Treatment Plant;
5.500%; June 1, 2009

Sanger, California; Unified School                     125,000         127,000
District; 5.350%; August 1, 2015

Santa Clara County, California;                        150,000         145,000
Housing Authority; 4.500%;
November 1, 2007

Santa Clara, California; Redevelopment                 200,000         201,000
Agency; 5.25%; June 1, 2013

Santa Maria, California; Redevelopment;                600,000         576,000
5.000%; June 1, 2016



    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                        SCHEDULE OF PORTFOLIO INVESTMENT

                                  July 1, 2000
--------------------------------------------------------------------------------



                                                                       Value at
                Issuer and Title of Issue               Par Value      Year End
--------------------------------------------------------------------------------

         California Tax Exempt Bonds, continued
--------------------------------------------------------------------------------

Sierra Unified School District,                         $ 200,000     $ 202,000
California; CTFS PARTN Financing;
5.650%; March 1, 2004

Sonoma, California; Community                              85,000        85,000
Redevelopment Agency, Tax Allocation;
7.900%; August 1, 2014

Stockton, California; COP; 5.6%;                          250,000       254,000
August 1, 2014

Tahoe Forest Hospital District,                           250,000       265,000
California; Insured Health Facility
Revenue; 5.850%; August 1, 2004

Tehachapi School District; 6.300%;                        600,000       615,000
August 1, 2021

Temecula Valley Unified School District                   100,000       104,000
Financing Project, California; 5.900%;
September 1, 2004

University of California, Revenue Bond,                   130,000       138,000
Series B; 5.875%; September 1, 2008

Vallejo, California; Mortgage Revenue;                    575,000       564,000
5.650%; May 1, 2027

Westminster City, California; Certificate                 335,000       358,000
of Participation - Public Improvement
Project; 5.750%; June 1, 2009
--------------------------------------------------------------------------------

Total California Tax Exempt Bonds (100.1%)           $ 12,940,000  $ 13,089,000
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                        SCHEDULE OF PORTFOLIO INVESTMENT

                                  July 1, 2000
--------------------------------------------------------------------------------



                                                                      Value at
                Issuer and Title of Issue             Par Value       Year End
--------------------------------------------------------------------------------

                  Tax Exempt Bonds
--------------------------------------------------------------------------------

              Puerto Rico Tax Exempt Bonds
--------------------------------------------------------------------------------

    Puerto Rico; HFC SFM                              $ 270,000       $ 275,000
    Mortgage Revenue;
    7.500%; April 1, 2022

    Puerto Rico; Housing and                             40,000          41,000
    Financial Corporation; GNMA;
    7.650%; October 15, 2022
--------------------------------------------------------------------------------

    Total Puerto Rico Tax Exempt Bonds (2.4%)           310,000         316,000
--------------------------------------------------------------------------------

            Total Portfolio (102.4%)               $ 13,250,000    $ 13,405,000
--------------------------------------------------------------------------------

    Excess of cash and other assets over                                323,000
    liabilities and other assets (2.4%)
--------------------------------------------------------------------------------

              Net Assets (100%)                                    $ 13,728,000
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                           BDI  INVESTMENT  CORPORATION

                             STATEMENT OF OPERATIONS

                         For the Year Ended July 1, 2000
--------------------------------------------------------------------------------




Investment income:
      Tax-exempt interest                                                   $ 754,000
      Tax-exempt dividends                                                      5,000
--------------------------------------------------------------------------------------

                   Total income                                                                  $ 759,000


Expenses:
      Bookkeeping                                                              30,000
      Professional fees                                                        10,000
      Directors' fees                                                          13,000
      Transfer agent fees                                                       3,000
      Other operating expense                                                   7,000
--------------------------------------------------------------------------------------

                   Total expenses                                                                   63,000
-----------------------------------------------------------------------------------------------------------

                   Net investment income                                                           696,000
-----------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:

      Proceeds from sales and bond redemptions                              1,459,000
      Cost of investments sold and redeemed (identified cost basis)        (1,447,000)
--------------------------------------------------------------------------------------

                   Net realized gain on investment transations                 12,000

      Net change in unrealized appreciation on investments                   (278,000)
--------------------------------------------------------------------------------------

                   Net realized/unrealized loss on investments                                    (266,000)
-----------------------------------------------------------------------------------------------------------

      Net increase in net assets resulting from operations                                       $ 430,000
-----------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                        STATEMENT OF CHANGES IN NET ASSETS

               For the Years Ended July 1, 2000 and July 3, 1999
--------------------------------------------------------------------------------



                                                                    2000               1999
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations:
      Net investment income                                     $   696,000       $   732,000
      Net realized gain (loss) on investment transactions            12,000           (23,000)
      Net change in unrealized appreciation on investments         (278,000)         (137,000)
-----------------------------------------------------------------------------------------------


           Net increase in net assets resulting
           from operations                                          430,000           572,000

      Distributions to shareholders from net investment income     (704,000)         (723,000)
-----------------------------------------------------------------------------------------------

           Total increase (decrease) in net assets                 (274,000)         (151,000)

Net assets:
      Beginning of period                                        14,002,000        14,153,000
-----------------------------------------------------------------------------------------------

      End of period (including undistributed net
           investment income of $553,000 - 2000 and
           546,000 - 1999)                                      $13,728,000       $14,002,000
-----------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of the financial statements.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                                  July 1, 2000
--------------------------------------------------------------------------------

                                     NOTE 1
                                     GENERAL

After many years as an operating company, on January 10, 1984, BDI Investment Corporation ("the Company") filed a Registration Statement on Form N-2 with the Securities and Exchange Commission to register under the Investment Company Act of 1940 as a closed-end diversified management investment company. The Company initiated operations as a regulated investment company on June 30, 1984. The Company was incorporated under the laws of New Jersey.

                                     NOTE 2
                   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

                                   Fiscal Year

The Company's fiscal year ends on the Saturday nearest June 30. The fiscal year ending in 1999 reflects a 53 week year and the fiscal years ending in 2000 and 1998-1996 reflect a 52 week year.

                                 Cash Equivalents

Cash equivalents include highly liquid money market funds.

                                   Investments

The investment portfolio consists primarily of tax-exempt bonds which are valued at the last bid price on the last business day of the period.

Gross unrealized appreciation and depreciation on investments on a federal income tax basis as of July 1, 2000 were $301,000 and ($22,000), respectively. The aggregate cost of securities for federal income tax purposes approximates amortized cost.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                                  July 1, 2000
--------------------------------------------------------------------------------

                               NOTE 2 - CONTINUED
                   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

                               Income Recognition

Security transactions are recorded on the trade date. Purchases of securities are recorded at cost. Any premiums paid or discounts received are recognized in the determination of realized gain or loss. The Company amortizes bond premiums and discounts over the life of the bond using the effective yield method. Purchased interest income is accrued and recorded based upon settlement dates. The differences between amortized cost and value is reflected as unrealized appreciation (depreciation) on investments.

                                Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from estimates.

                       Fair Value of Financial Instruments

Statement of Financial Accounting Standards ("SFAS") No. 107, Disclosure About Fair Value of Financial Instruments, defines the fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. The carrying value of cash, cash equivalents, interest receivable, investment securities purchased payable, accrued expenses, dividend payable and payable to affiliate approximate fair value because of the short maturity of those instruments.

                                      Taxes

The Company has qualified as a Regulated Investment Company under certain provisions of the Internal Revenue Code beginning with the fiscal year starting July 1, 1984. Under such provisions, the Company will not be subject to federal income tax on income which it receives and distributes to its shareholders, provided that it distributes substantially all such income. As a Regulated Investment Company, the Company "passes through" to its shareholders the character of the income which it receives.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                                  July 1, 2000
--------------------------------------------------------------------------------


                               NOTE 2 - CONTINUED
                   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

                                  Distributions

It is the Company's policy to record distributions to shareholders as of the earlier of the date they are declared by the Board of Directors or the record date. All dividends declared during the current year represent distributions from net investment income.

Distributions per share during 2000 consisted of $.32, $.025 and $.15 and during 1999 consisted of $.25, $.0185 and $.24 respectively.

                                     NOTE 3
             OFF BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK

The Company invests primarily in California state and municipal bonds, most of which are guaranteed by the state or privately insured. At July 1, 2000, the value of all municipal bonds was $13,405,000. In addition, the Company's cash and cash equivalents consist of uninsured deposits with a major broker-dealer. The Company holds financial instruments with off balance sheet risk in the normal course of business, specifically relating to bonds with call provisions. Such bonds are recorded at the market value in the amount of $4,247,000 and though this is in excess of stated call value of $4,143,000 at year end, the market value reflects, among other things, the call value risk.

                                     NOTE 4
                                 DIRECTORS' FEES

The Company pays fees and provides expense reimbursement to members of the Board of Directors who are not officers of the Company. Directors' fees for the year ended July 1, 2000 were $13,000.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                                  July 1, 2000
--------------------------------------------------------------------------------



                                     NOTE 5
                           RELATED PARTY TRANSACTIONS

The Company pays an affiliate for bookkeeping services. Fees for the year ended July 1, 2000 were approximately $30,000.

Investment management services are provided to the Company by its chief executive officer and principal shareholder. The Company's chief executive officer does not charge fees for these services because he is the majority shareholder.

                                     NOTE 6
                        PURCHASES AND SALES OF SECURITIES

For the year ended July 1, 2000, the aggregate cost of security purchases was $984,000 and the aggregate proceeds from sales or redemptions of securities was $1,459,000.

No fees are charged by the securities custodian, a customary practice when securities transactions occur with that institution.

                                     NOTE 7
                                  INCOME TAXES

For the year ended July 1, 2000, no income tax expense was incurred due to the Company's qualification as a Regulated Investment Company and the distribution of substantially all its income for the current fiscal year to its shareholders. At July 1, 2000, the Company has capital loss carryovers totaling $115,000 which expire in the years 2000 to 2008.

                           BDI INVESTMENT CORPORATION
                          NOTES TO FINANCIAL STATEMENTS

                                  July 1, 2000
--------------------------------------------------------------------------------


                                     NOTE 8
                                   NET ASSETS


As of July 1, 2000, net assets consist of:

    Preferred stock, without par value:  authorized
      500,000 shares; issued, none                                $        -
    Common stock, par value $.10 per share:  authorized
      4,500,000 shares; issued, 1,425,151                            143,000
        Less treasury stock at cost, 3,600 shares                    (22,000)
    Additional paid-in capital                                     3,673,000
    Accumulated undistributed net investment income                  528,000
    Accumulated undistributed net realized losses                   (115,000)
    Unrealized appreciation on investments                           279,000
    Retained earnings at June 30, 1984                             9,242,000
--------------------------------------------------------------------------------

                                                                $ 13,728,000
--------------------------------------------------------------------------------

Retained earnings at June 30, 1984 represents cumulative undistributed earnings of the Company prior to its qualification as a regulated investment company.

                                     NOTE 9
                           CAPITAL STOCK TRANSACTIONS

There were no capital stock transactions for the Company for the years ending July 1, 2000, July 3, 1999 and June 27, 1998.

                           BDI INVESTMENT CORPORATION

                              FINANCIAL HIGHLIGHTS

          For the Years Ended July 1,2000, July 3, 1999, June 27, 1998,
                         June 28, 1997 and June 29, 1996
--------------------------------------------------------------------------------

Selected data for one share of common stock outstanding throughout each year follows (1999 is a 53 week year, 2000 and 1998 - 1996 are 52 week years):


                                              2000             1999             1998           1997             1996
--------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year           $ 9.85            9.96             9.63           9.34             9.14
--------------------------------------------------------------------------------------------------------------------------

Income from investment operations:

     Net investment income                     0.49            0.51             0.51           0.53             0.54
     Net realized and unrealized
         gain (loss) on investments           (0.19)          (0.11)            0.36           0.32             0.16
--------------------------------------------------------------------------------------------------------------------------

         Total from investment

             operations                        0.30            0.40             0.87           0.85             0.70

Less distributions to shareholders:
     Distributions from

         net investment income                (0.50)          (0.51)           (0.54)         (0.56)           (0.50)
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of year                   9.65            9.85             9.96           9.63             9.34
--------------------------------------------------------------------------------------------------------------------------

Total return                                   3.07%           4.04%            9.00%          7.81%            7.66%
--------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
     (in millions)                             13.7            14.0             14.2           13.7             13.3

Ratio of expenses to
     average net assets                         .45%            .42%             .48%           .47%             .44%

Ratio of net investment
     income to average net
     assets                                    5.02%           5.15%            5.16%          5.60%            5.76%

Portfolio turnover                             7.18%           5.06%            6.15%          5.24%           12.92%
--------------------------------------------------------------------------------------------------------------------------

Number of shares outstanding
at end of period                          1,421,551       1,421,551        1,421,551      1,421,551        1,421,551


Average commission paid per share for portfolio transactions (*)

     * Not applicable, no stocks purchased

                           BDI INVESTMENT CORPORATION

                                 CORPORATE DATA



Chairman of the Board of Directors,              Arthur Brody
Chief Executive Officer and President

Director                                         Edward Kane

Director                                         Michael Stolper

Secretary                                        Donald Brody

Treasurer                                        Teresa Whorton

Counsel                                          Lowenstein, Sandler, Kohl,
                                                   Fisher and Boylan

Auditors                                         Lavine, Lofgren, Morris
                                                   & Engelberg, LLP

Transfer Agent                                   Registrar and Transfer Company

Custodian                                        Morgan Stanley Dean Witter